Contract Assets (Liabilities)	12 Months Ended
Dec. 31, 2024
Contract Assets/(Liabilities) [Abstract]
CONTRACT ASSETS (LIABILITIES)

Note 5 — CONTRACT ASSETS (LIABILITIES)

Contract assets consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Revenue recognized to date	12,903,448	21,715,095	15,894,521
Less: Progress billings to date	8,090,135	16,763,104	12,269,876
Contract assets	4,813,313	4,951,991	3,624,646
Contract assets – current	4,813,313	4,618,205	3,380,329
Contract assets – non-current	—	333,786	244,317

Contract assets are classified as current and non-current based on whether they have exceeded the maintenance period.

While the project has been completed, the Company continues to provide maintenance services and is progressively recovering the associated Contract asset. Based on the Company’s assessment, there is a high likelihood of full recovery for this contract asset. Consequently, no impairment provision is deemed necessary for this project at this time.

The movement in contract liabilities is as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Balance at beginning of the year	136,464	—	—
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(136,464)	—	—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	—	—	—
Balance at end of the year	—	—	—